Financial Assets at Amortized Cost - Summary of Financial Assets at Amortized Cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial Assets at Amortized Cost [Line Items]
Current financial assets at amortized costs	₩ 16,762	₩ 15,422
Non-current financial assets at amortized costs	10,236	9,851
Financial assets at amortized costs	26,998	25,273
Gross carrying amount [member]
Financial Assets at Amortized Cost [Line Items]
Current financial assets at amortized costs	16,762	15,422
Non-current financial assets at amortized costs	10,236	9,851
Financial assets at amortized costs	26,998	25,273
Government bonds
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	1,920	1,308
Government bonds | Gross carrying amount [member]
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	1,920	1,308
Others
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	25,078	23,965
Others | Gross carrying amount [member]
Financial Assets at Amortized Cost [Line Items]
Financial assets at amortized costs	₩ 25,078	₩ 23,965